Provisions and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 1,125	€ 895	€ 862
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	13,322	12,055	13,012
Fair value of plan assets	9,651	8,610	9,106
Effect of asset ceiling	1
Net amount shown in the balance sheet at end of period	3,672	3,445	3,906
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	694	623	588
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,077	2,091	2,363
Fair value of plan assets	956	931	991
Effect of asset ceiling	0
Net amount shown in the balance sheet at end of period	1,121	1,160	1,372
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,470	3,262	3,611
Fair value of plan assets	2,516	2,217	2,390
Effect of asset ceiling	0
Net amount shown in the balance sheet at end of period	954	1,045	1,221
USA | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,948	2,597	2,699
Fair value of plan assets	1,774	1,622	1,775
Effect of asset ceiling	0
Net amount shown in the balance sheet at end of period	1,174	975	924
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,388	2,858	3,032
Fair value of plan assets	3,258	2,862	2,926
Effect of asset ceiling	0
Net amount shown in the balance sheet at end of period	130	(4)	106
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	431	272	274
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,439	1,247	1,307
Fair value of plan assets	1,147	978	1,024
Effect of asset ceiling	1
Net amount shown in the balance sheet at end of period	€ 293	€ 269	€ 283